Income Taxes (Details)		6 Months Ended
	Mar. 21, 2018 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)
Income Taxes [Line Items]
Two-tiered profits tax rate amount		16.50%	16.50%
Tax reduction percentage		100.00%	100.00%	100.00%	100.00%
Tax adjustments settlements		$ 192	$ 1,500	$ 385	$ 3,000
Effective tax rate, percentage		19.70%	19.70%	13.50%	13.50%
Minimum [Member]
Income Taxes [Line Items]
Two-tiered profits tax rates amount (in Dollars)	$ 2,000,000
Two-tiered profits tax rate amount	8.25%
Maximum [Member]
Income Taxes [Line Items]
Two-tiered profits tax rates amount (in Dollars)	$ 2,000,000
Two-tiered profits tax rate amount	16.50%